Provision for landfill closure, Balances by landfill (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Balances by landfill [Abstract]
Current	R$ 7,288	R$ 20,651
Provision for Landfill Closure [Member]
Balances by landfill [Abstract]
Total	109,013	113,532	R$ 98,215	R$ 101,620
Current	7,288	20,651
Non-current	101,725	92,881
Provision for Landfill Closure [Member] | Paulinia [Member]
Balances by landfill [Abstract]
Total	47,772	58,688
Provision for Landfill Closure [Member] | Paulnia II [Member]
Balances by landfill [Abstract]
Total	5,548	3,656
Provision for Landfill Closure [Member] | Curitiba [Member]
Balances by landfill [Abstract]
Total	21,226	19,053
Provision for Landfill Closure [Member] | Itapevi [Member]
Balances by landfill [Abstract]
Total	12,407	11,663
Provision for Landfill Closure [Member] | Aracaju [Member]
Balances by landfill [Abstract]
Total	375	356
Provision for Landfill Closure [Member] | CGR Guatapara [Member]
Balances by landfill [Abstract]
Total	6,347	6,106
Provision for Landfill Closure [Member] | CGR Guatapara Jardinopolis [Member]
Balances by landfill [Abstract]
Total	3,111	2,764
Provision for Landfill Closure [Member] | CGR Guatapara Piratininga [Member]
Balances by landfill [Abstract]
Total	447	368
Provision for Landfill Closure [Member] | Resicontrol Tremembe [Member]
Balances by landfill [Abstract]
Total	3,549	3,506
Provision for Landfill Closure [Member] | Maceio [Member]
Balances by landfill [Abstract]
Total	5,375	4,919
Provision for Landfill Closure [Member] | Feira de Santana [Member]
Balances by landfill [Abstract]
Total	2,831	2,446
Provision for Landfill Closure [Member] | Sarandi [Member]
Balances by landfill [Abstract]
Total	3	3
Provision for Landfill Closure [Member] | CGR Catanduva [Member]
Balances by landfill [Abstract]
Total	R$ 22	R$ 4